INCOME AND EXPENSES ITEMS - Summary of Other Operating Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Gain on disposal of investment property	$ 0	$ 0	$ 271
Gain on disposal of assets classified as held for sale	0	0	240
Gain on disposal of property, plant, and equipment	824	39	132
Rental income	264	323	254
Other operating income – others	277	71	129
Other operating income	$ 1,365	$ 433	$ 1,026